Intangible assets - Impairment of goodwill and Airport operating licenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment of goodwill and Airport operating licenses
Book value	R$ 961.0	R$ 942.6
Projection period used in impairment tests of goodwill and other intangible assets	5 years
Impairment loss	R$ 0.0
Goodwill
Impairment of goodwill and Airport operating licenses
Book value	753.5	753.5
Book value - CGU	3,330.1	3,440.0
Value in use	R$ 6,784.9	R$ 4,623.8
Discount rate before taxes	11.50%	19.20%
Perpetuity growth rate	3.00%	3.40%
Airport operating licenses
Impairment of goodwill and Airport operating licenses
Book value	R$ 82.2	R$ 82.2
Value in use	R$ 538.9	R$ 244.7
Discount rate before taxes	12.50%	20.50%
Perpetuity growth rate	4.00%	4.40%